Allowance For Doubtful Accounts (Changes In Allowance For Doubtful Accounts) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 75	¥ 67	¥ 159
Provision for (reversal of) allowance	(13)	8	(88)
Amounts written off	(8)		(4)
Balance at end of year	¥ 54	¥ 75	¥ 67